STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	22 Months Ended	31 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Sep. 30, 2014
Statements Of Operations
Revenues			$ 3,900				$ 3,900
Expenses:
Professional fees	14,750	5,000	26,000	20,000	34,985		60,985
Consulting	120		120	17,991	17,991		18,111
Depreciation	300	300	900	600	900	900	1,800
Filing fees			1,643	1,137	3,388		5,031
Computer and internet expenses	143	207	502	610	753		1,256
General and administrative	183	46	586	1,848	3,315	1,044	3,900
Total expenses	15,496	5,553	29,751	42,186	61,332	1,044	91,083
Loss from Operations	(15,496)	(5,553)	(25,851)	(42,186)	(61,332)	(1,044)	(87,183)
Net Loss	$ (15,496)	$ (5,553)	$ (25,851)	$ (42,186)	$ (60,288)	$ (61,332)	$ (87,183)
Loss Per Common Share:
Loss per common share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0.00
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	9,756,000	9,756,000	9,756,000	8,987,703	9,207,381	7,750,000